Intangible assets	11 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 5.  Intangible assets

The Company’s intangibles assets consisted of the following:

	Estimated useful life	March 31, 2015
Patents	15 years	$26,450
Less: Accumulated amortization		(1,044)
Subtotal		25,406
Trademarks	-	1,560
Intangible assets, net		$26,966

For the period ended March 31, 2015, the Company recorded amortization expense of $1,044.

The following table outlines estimated future annual amortization expense for the next five years and thereafter:

March 31,
2016	$1,763
2017	1,763
2018	1,763
2019	1,763
2020	1,763
Thereafter	16,591
$25,406